Consolidated Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2009	$ 328,434		$ 395	$ 213,337	$ 123,254	$ (65,383)	$ 56,831
Beginning Balance, Shares at Dec. 31, 2009			39,495
Issuance of common shares:
Exercise of stock options, shares			419
Exercise of stock options	1,674		4	1,670
Restricted stock awards, Shares			189
Restricted stock awards	1,839		2	1,837
Employee stock-based compensation	2,396			2,396
Purchase of treasury shares	(160)					(160)
Net income (loss)	27,045				14,375		12,670
Ending Balance at Dec. 31, 2010	361,228		401	219,240	137,629	(65,543)	69,501
Ending Balance, Shares at Dec. 31, 2010			40,103
Issuance of common shares:
Exercise of stock options, shares			167
Exercise of stock options	924		2	922
Restricted stock awards, Shares			273
Restricted stock awards	2,030		2	2,028
Employee stock-based compensation	2,611			2,611
Conversion of 8.25% senior convertible notes, Shares			82
Conversion of 8.25% senior convertible notes	465		1	464
Purchase of treasury shares	(561)					(561)
Tax benefits related to equity compensation	2,535			2,535
Net income (loss)	70,137				55,960		14,177
Ending Balance at Dec. 31, 2011	439,369	[1]	406	227,800	193,589	(66,104)	83,678
Ending Balance, Shares at Dec. 31, 2011			40,625
Issuance of common shares:
Exercise of stock options, shares			122
Exercise of stock options	719		1	718
Restricted stock awards, Shares			203
Restricted stock awards	1,566		2	1,564
Employee stock-based compensation	1,934			1,934
Conversion of 8.25% senior convertible notes, Shares			4,932
Conversion of 8.25% senior convertible notes	29,107		49	29,058
Warrants issued	2,572			2,572
Purchase of treasury shares	(41)					(41)
Net income (loss)	1,212				(12,211)		13,423
Ending Balance at Dec. 31, 2012	$ 476,438		$ 458	$ 263,646	$ 181,378	$ (66,145)	$ 97,101
Ending Balance, Shares at Dec. 31, 2012			45,882

[1]	Relates to reclassification of the Warrants as described in (d) above plus the impact of retained earnings described in (e) above.